CASH AND CASH EQUIVALENTS (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and balances at central bank
Cash	$ 8,830,305	$ 8,854,169
Due from central banks	11,248,230	9,602,209
Due from other private financial entities	7,607,921	5,881,022
Checks on hold	214,004	289,924
Remittances of domestic negotiated checks in transit	74,524	93,844
Total cash and due from banks	27,974,984	24,721,168
Money market transactions
Interbank borrowings	3,983,699	4,050,407
Reverse repurchase agreements and other similar secured loans	7,840,926	2,873,716
Total money market transactions	11,824,625	6,924,123
Total cash and cash equivalents	39,799,609	31,645,291	$ 25,329,846	$ 23,701,149
Margin deposits
Money market transactions
Restricted cash	$ 1,082,611	$ 752,099
Grupo Agromercantil Holding S.A. | Legal banking reserve
Money market transactions
Mandatory reserve percentage in central bank	14.60%
All Panamanian banks | Liquidity reserve | Minimum
Money market transactions
Mandatory reserve percentage in central bank	30.00%
Banco Agricola S.A. | Liquidity Reserve, Temporary Rule NPTB-09 | Minimum
Money market transactions
Reserves to be maintained, percentage of deposits and debt securities in issue	1.00%
Banco Agricola S.A. | Liquidity Reserve, Temporary Rule NPTB-09 | Maximum
Money market transactions
Reserves to be maintained, percentage of deposits and debt securities in issue	16.00%
Banco Agricola S.A. | Liquidity Reserve, Technical Norm (NRP-28) | Minimum
Money market transactions
Reserves to be maintained, percentage of deposits and debt securities in issue	1.00%
Banco Agricola S.A. | Liquidity Reserve, Technical Norm (NRP-28) | Maximum
Money market transactions
Reserves to be maintained, percentage of deposits and debt securities in issue	18.00%
Bancolombia S.A.
Money market transactions
Reserves to be maintained, percentage of deposits mentioned in Article 1, paragraph (a)	8.00%
Reserve to be maintained, percentage of customer deposits	3.50%